FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Description of derivative financial instruments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / $	Jul. 15, 2022	Dec. 31, 2021 USD ($)	Jun. 03, 2021 CAD ($)	Jun. 03, 2021 USD ($)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Effective interest rate (as a percent)		5.00%		6.625%	6.625%
Videotron
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Notional amount bought					$ 800.0
Maturity less than 1 year | Videotron | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
CAN dollar exchange rate per one U.S. dollar | $ / $	1.2578
Notional amount sold	$ 177.4
Notional amount bought			$ 141.0
Senior Notes
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Notional amount bought				$ 500.0
5.750% Senior Notes due 2023 | Period Covered, 2016 to 2023 | Quebecor Media | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
CAN dollar exchange rate per one U.S. dollar | $ / $	0.9792
Notional amount bought			$ 431.3
Effective interest rate (as a percent)			5.75%
Annual interest rate on notional amount (as a percent)			7.27%
5.750% Senior Notes due 2023 | Period Covered, 2012 to 2023 | Quebecor Media | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
CAN dollar exchange rate per one U.S. dollar | $ / $	0.9759
Notional amount bought			$ 418.7
Effective interest rate (as a percent)			5.75%
Annual interest rate on notional amount (as a percent)			6.85%
5.375% Senior Notes due 2024 | Period Covered, 2014 to 2024 | Videotron | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
CAN dollar exchange rate per one U.S. dollar | $ / $	1.1034
Notional amount bought			$ 158.6
Effective interest rate (as a percent)			5.375%
Annual interest rate on notional amount, adjustment to interest rate basis (as a percent)			2.67%
5.375% Senior Notes due 2024 | Period Covered, 2017 to 2024 | Videotron | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
CAN dollar exchange rate per one U.S. dollar | $ / $	1.1039
Notional amount bought			$ 441.4
Effective interest rate (as a percent)			5.375%
Annual interest rate on notional amount (as a percent)			5.62%
5.125% Senior Notes due 2027 | Period Covered, 2017 to 2027 | Videotron | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
CAN dollar exchange rate per one U.S. dollar | $ / $	1.3407
Notional amount bought			$ 600.0
Effective interest rate (as a percent)			5.125%
Annual interest rate on notional amount (as a percent)			4.82%
3.625% Senior Notes due 2029 | Period Covered, 2021 to 2029 | Videotron | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
CAN dollar exchange rate per one U.S. dollar | $ / $	1.2109
Notional amount bought			$ 500.0
Effective interest rate (as a percent)			3.625%
Annual interest rate on notional amount (as a percent)			4.04%